Other liabilities	12 Months Ended
Nov. 30, 2021
Other Liabilities [Abstract]
Other liabilities
20 .	Other liabilities

	Note	2021	2020

Stock appreciation rights	2 1 ( e )	$94	$41

		$94	$41